UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

739 Crandon Boulevard, Unit 202, Key Biscayne, FL 33149

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

739 Crandon Boulevard, Unit 202, Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Value Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares				Value

COMMON STOCKS - 57.51%

Arrangement of Transportation - 3.16%
59,737	Roadrunner Transportation Systems, Inc. *			$ 1,509,554

Computer Storage Devices - 3.16%
34,269	Teradata Corp. *			1,512,634

Finance Services - 9.90%
83,887	Blackhawk Network Holdings, Inc. Class-A *			3,000,638
117,970	Xoom Corp. *			1,732,979
				4,733,617
Fire, Marine & Casualty Insurance - 11.28%
20,514	Berkshire Hathaway, Inc. Class-B *			2,960,581
76,413	Greenlight Capital Reinsurance, Ltd. Class-A *			2,429,933
				5,390,514
Gold & Silver Ores - 2.42%
63,883	Goldcorp, Inc.			1,157,560

Hospital & Medical Service Plans - 3.72%
38,121	IPC Healthcare, Inc. *			1,777,963

Leather & Leather Products - 2.09%
61,534	Vera Bradley, Inc. *			998,697

Retail-Apparel & Accessory Stores - 2.69%
72,187	Francesca's Holdings Corp. *			1,284,929

Retail-Food Stores - 2.53%
29,391	Vitamin Shoppe, Inc. *			1,210,615

Retail-Radio, TV & Consumer Electronics - 2.72%
10,440	Apple, Inc.			1,299,049

Services-Business Services, NEC - 2.66%
88,478	RPX Corp. *			1,273,198

Services-Computer Integrated Systems Design - 2.09%
19,482	Science Applications International Corp.			1,000,401

Services-Educational Services - 2.58%
41,209	American Public Education, Inc. *			1,235,446

Services-Miscellaneous Business - 0.98%
137,668	Performant Financial Corp. *			468,071

Services-Prepackaged Software - 5.51%
648,113	Microsoft Corp.			2,634,973

TOTAL FOR COMMON STOCKS (Cost $25,063,562) - 57.51%				27,487,221

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 0.00% *
Shares Subject
to Put
	Japan 10 Year Bond Future (JBG)
10,000	May 2015 Put @ 141.50			0

	Total (Premiums Paid $878) - 0.00%			0

SHORT TERM INVESTMENTS - 42.01%
20,080,692	Fidelity Institutional Money Market Portfolio 0.13% (Cost $20,080,692) **			20,080,692

TOTAL INVESTMENTS (Cost $45,144,255) - 99.52%				47,567,913

OTHER ASSETS LESS LIABILITIES - 0.48%				229,172

NET ASSETS - 100.00%				$ 47,797,085

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2015.
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
Value Fund
1. SECURITY TRANSACTIONS

At March 31, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $45,144,255 amounted to $2,423,652, which consisted of aggregate gross unrealized appreciation of $4,569,622 and aggregate gross unrealized depreciation of $2,145,970.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$27,487,221	$0	$0	$27,487,221
Options Purchased		0	0	0	0
Cash Equivalents		20,080,692	0	0	20,080,692
Total		$47,567,913	$0	$0	$47,567,913

Baldwin Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares				Value

COMMON STOCKS - 89.48%

Agricultural Chemicals - 4.66%
5,000	Potash Corp.			$ 161,250

Beverages - 4.69%
4,000	Coca Cola Co.			162,200

Biological Products (No Diagnostic Substances) - 0.57%
200	Gilead Sciences, Inc. *			19,626

Construction Machinery & Equipment - 4.63%
2,000	Caterpillar, Inc.			160,060

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.72%
1,000	General Electric Co.			24,810

Electronic Computers - 5.50%
1,400	Apple, Inc.			174,202
100	International Business Machines, Inc.			16,050
				190,252
Engines & Turbines - 0.80%
200	Cummins, Inc.			27,728

Farm Machinery & Equipment - 5.07%
2,000	Deere & Co.			175,380

Finance Services - 4.55%
1,000	Lendingclub Corp. *			19,650
7,000	Oneida Financial Corp.			137,690
				157,340
Hotels & Motels - 7.49%
1,500	Las Vegas Sands Corp.			82,560
1,400	Wynn Resorts, Inc.			176,232
				258,792
Investment Advise - 0.89%
600	Franklin Resources, Inc.			30,792

Laboratory Analytical Instruments - 4.30%
800	Illumina, Inc. *			148,512

National Commercial Banks - 0.70%
400	JPMorgan Chase & Co.			24,232

Patent Owners & Lessors - 1.67%
4,000	RPX Corp. *			57,560

Petroleum Refining - 4.99%
1,400	Chevron Corp.			146,972
300	Exxon Mobil Corp.			25,500
				172,472
Pharmaceutical Preparations - 0.06%
1,000	Synta Pharmaceuticals Corp. *			1,940

Plastic Materials, Synth Resin/Rubber, Cellulos (No Glass) - 1.03%
500	DuPont E.I. De Nemours & Co.			35,735

Radio & TV Broadcasting & Communications Equipment - 4.81%
2,400	Qualcomm, Inc.			166,416

Retail-Grocery Stores - 0.82%
800	Sprouts Farmers Market, Inc. *			28,184

Retail-Variety Stores - 4.76%
2,000	Wal-Mart Stores, Inc.			164,500

Security Brokers, Dealers & Flotation Companies - 5.44%
1,000	Goldman Sachs Group, Inc.			187,970

Services-Busniess Services, NEC - 0.72%
300	Alibaba Group Holding, Ltd. *			24,972

Services-Computer Programming, Data Processing, Etc. - 6.34%
400	Google, Inc. *			219,200

Services-Personal Services - 0.74%
800	H&R Block, Inc.			25,656

Services-Video Tape Rental - 4.82%
400	Netflix, Inc. *			166,676

Surgical & Medical Instruments & Apparatus - 4.77%
1,000	3M Co.			164,950

Trucking & Courier Services (No Air) - 3.93%
1,400	United Parcel Service, Inc.			135,716

TOTAL FOR COMMON STOCKS (Cost $3,128,052) - 89.48%				3,092,921

CLOSED END MUTUAL FUND - 0.42%
1,020	Royce Value Trust, Inc.			14,606

TOTAL FOR CLOSED END MUTUAL FUND (Cost $14,860) - 0.42%				14,606

EXCHANGE TRADED FUNDS - 3.07%
12,000	Aberdeen Asia Pacific Fund			64,560
6,000	The Gamco Global Gold, Natural Resources & Income Trust			41,700

TOTAL FOREXCHANGE TRADED FUNDS (Cost $161,015) - 3.07%				106,260

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 3.18% *
Shares Subject
to Put
	3M Co.
300	April 2015 Put @ 160.00			234

	3M Co.
500	April 2015 Put @ 170.00			2,850

	Apple, Inc.
500	June 2015 Put @ 120.00			2,300

	Apple, Inc.
700	June 2015 Put @ 125.00			4,830

	Caterpillar, Inc.
700	May 2015 Put @ 80.00			2,030

	Caterpillar, Inc.
1,000	May 2015 Put @ 87.50			8,400

	Chevron Corp.
500	April 2015 Put @ 105.00			865

	Chevron Corp.
700	April 2015 Put @ 115.00			6,475

	Coca Cola Co.
1,200	May 2015 Put @ 39.00			540

	Coca Cola Co.
2,000	May 2015 Put @ 42.00			3,660

	Deere & Co.
700	May 2015 Put @ 85.00			784

	Deere & Co.
1,000	May 2015 Put @ 90.00			3,380

	DuPont E.I. de Nemours & Co.
300	April 2015 Put @ 77.50			1,734

	Goldman Sachs Group, Inc.
500	April 2015 Put @ 180.00			490

	Goldman Sachs Group, Inc.
300	April 2015 Put @ 195.00			2,190

	Google, Inc.
100	May 2015 Put @ 550.00			1,800

	Google, Inc.
200	May 2015 Put @ 570.00			5,400

	Illumina, Inc.
200	June 2015 Put @ $180.00			1,820

	Illumina, Inc.
400	June 2015 Put @ $190.00			5,440

	Las Vegas Sands Corp.
1,000	May 2015 Put @ 55.00			2,310

	Netflix, Inc.
100	May 2015 Put @ 415.00			2,210

	Netflix, Inc.
200	May 2015 Put @ 430.00			6,190

	Potash Corp.
1,800	June 2015 Put @ $32.00			2,556

	Potash Corp.
2,500	June 2015 Put @ $35.00			7,875

	Qualcomm, Inc.
800	April 2015 Put @ 70.00			1,152

	Qualcomm, Inc.
1,200	April 2015 Put @ 72.50			4,404

	United Parcel Service, Inc.
500	April 2015 Put @ 105.00			3,950

	United Parcel Service, Inc.
600	April 2015 Put @ 115.00			9,750

	Wal-Mart Stores, Inc.
800	May 2015 Put @ 80.00			816

	Wal-Mart Stores, Inc.
1,000	May 2015 Put @ 85.00			3,700

	Wynn Resorts, Inc.
500	June 2015 Put @ $120.00			2,625

	Wynn Resorts, Inc.
700	June 2015 Put @ $130.00			7,000

	Total (Premiums Paid $108,405) - 3.18%			109,760

CALL OPTIONS - 0.91% *
Shares Subject
to Call

	MannKind Corp.
2,000	May 2015 Call @ $6.00			360

	Total (Premiums Paid $1,214) - 0.01%			360

SHORT TERM INVESTMENTS - 20.53%
709,752	Fidelity Government Fund Class-I 0.01% (Cost $709,752) **			709,752

TOTAL INVESTMENTS (Cost $4,123,298) - 116.69%				4,033,659

LIABILITIES IN EXCESS OF OTHER ASSETS - (16.69%)				(576,947)

NET ASSETS - 100.00%				$ 3,456,712

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2015.
The accompanying notes are an integral part of these financial statements.

Baldwin Fund
Schedule of Options Written
March 31, 2015 (Unaudited)

CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price			Value

	3M Co.
500	April 2015 Call @ 160.00			$ 3,125

	3M Co.
500	April 2015 Call @ 170.00			225

	Alibaba Group Holding, Ltd.
300	April 2015 Call @ 87.50			114

	Apple, Inc.
700	April 2015 Call @ 120.00			4,200

	Apple, Inc.
700	April 2015 Call @ 125.00			2,044

	Franklin Resources, Inc.
600	April 2015 Call @ 54.50			120

	Caterpillar, Inc.
1,000	May 2015 Call @ 80.00			2,390

	Caterpillar, Inc.
1,000	May 2015 Call @ 87.50			280

	Chevron Corp.
700	April 2015 Call @ 105.00			1,218

	Chevron Corp.
300	April 2015 Call @ 106.00			90

	Coca Cola Co.
2,000	May 2015 Call @ 39.00			4,100

	Coca Cola Co.
2,000	May 2015 Call @ 42.00			980

	Cummins, Inc.
200	April 2015 Call @ 140.00			280

	Deere & Co.
1,000	April 2015 Call @ 87.00			1,650

	Deere & Co.
1,000	April 2015 Call @ 90.00			420

	DuPont E.I. De Nemours & Co.
500	April 2015 Call @ 75.00			80

	Exxon Mobil Corp.
300	April 2015 Call @ 85.00			375

	General Electric Co.
1,000	May 2015 Call @ 25.00			510

	Gilead Sciences, Inc.
200	April 2015 Call @ 100.00			316

	Google, Inc.
200	April 2015 Call @ 555.00			1,920

	Google, Inc.
200	April 2015 Call @ 567.50			1,080

	H&R Block, Inc.
800	April 2015 Call @ 33.00			296

	International Business Machines Corp.
100	May 2015 Call @ 155.00			815

	Illumina, Inc.
400	May 2015 Call @ 180.00			5,800

	Illumina, Inc.
400	May 2015 Call @ 190.00			3,560

	JPMorgan Chase & Co.
400	April 2015 Call @ 57.50			1,320

	Las Vegas Sands Corp.
1,500	May 2015 Call @ 55.00			3,990

	Lendingclub Corp.
1,000	April 2015 Call @ 21.00			325

	Netflix, Inc.
200	May 2015 Call @ 415.00			5,340

	Netflix, Inc.
200	May 2015 Call @ 430.00			4,020

	Potash Corp.
2,500	May 2015 Call @ 32.00			2,600

	Potash Corp.
2,500	May 2015 Call @ 34.00			900

	Qualcomm, Inc.
1,200	April 2015 Call @ 70.00			1,044

	Qualcomm, Inc.
1,200	April 2015 Call @ 72.50			252

	Sprouts Farmers Market, Inc.
800	April 2015 Call @ 35.00			640

	The Goldman Sachs Group, Inc.
500	April 2015 Call @ 180.00			5,500

	The Goldman Sachs Group, Inc.
500	April 2015 Call @ 190.00			1,250

	United Parcel Services, Inc.
1,000	April 2015 Call @ 105.00			10

	Wal-Mart Stores, Inc.
1,000	April 2015 Call @ 80.00			3,000

	Wal-Mart Stores, Inc.
1,000	April 2015 Call @ 82.50			700

	Wynn Resorts, Inc.
700	April 2015 Call @ 120.00			6,405

	Wynn Resorts, Inc.
700	April 2015 Call @ 130.00			2,205

	Total (Premiums Paid $94,755)			$ 75,489

NOTES TO FINANCIAL STATEMENTS
Baldwin Fund
1. SECURITY TRANSACTIONS

At March 31, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,123,298 amounted to $69,168, which consisted of aggregate gross unrealized appreciation of $98,681 and aggregate gross unrealized depreciation of $167,849.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$3,092,921	$0	$0	$3,092,921
Closed End Mutual Funds		$14,606	$0	$0	$14,606
Exchange Traded Funds		$106,260	$0	$0	$106,260
Options Purchased		$110,120	$0	$0	$110,120
Cash Equivalents		$709,752	$0	$0	$709,752
Total		$4,033,659	$0	$0	$4,033,659

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		$75,489	$0	$0	$75,489
Total		$75,489	$0	$0	$75,489

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date May 18, 2015

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date May 18, 2015